JOINT VENTURES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payments to Acquire Interest in Joint Venture	$ 2,500
Payment Of Fee For Acquisition Of Interest In Joint Venture	300
Common stock, shares issued	397,118,378	7,837,649
General and administrative expenses	8,249	16,521	15,311
Interest and Finance Cost	86,549	22,672	18,550
Total current assets	12,225	33,723
Total current liabilities	177,426	583,604
NewLead JMEG LLC [Member]
General and administrative expenses	4,939
Loss from investments in Joint Ventures	2,469
Interest and Finance Cost	369
Marketing and Administrative Services Monthly Fee	160
Third Party Aggregate Amount Relating To Start Up Fees	3,280
Related Party Transaction, Amounts of Transaction	1,980
Total current assets	2,380
Total current liabilities	4,819
Marketing and Administrative Services	1,387
NewLead Holdings (US) Corp [Member]
Joint Venture Ownership Percentage	100.00%
Line of credit facility, Amount outstanding	3,000
NewLead Mojave Holdings LLC. [Member]
Loss from investments in Joint Ventures	2,838
Joint Venture Ownership Percentage	52.00%
Joint Venture Investment Percentage	50.00%
Coal Sales Agreements [Member]
Payments to Acquire Interest in Joint Venture	$ 1,000
Joint Venture Agreement [Member]
Common stock, shares issued	731,140